Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000
Previously Paid Amount	0.00
Total Fee Amount	79.41
Total Offset Amount	0.00
Net Fee	79.41
Narrative - Max Aggregate Offering Price	$ 575,000
Final Prospectus	true